SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers RREEF Global Natural Resources ETF (NRES)

The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus and the summary section of the fund’s prospectus.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2024.
Patrick Dwyer, Vice President of DBX Advisors LLC, Director and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Shlomo Bassous, Vice President of DBX Advisors LLC, Director and Senior Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Ashif Shaikh, Vice President of DBX Advisors LLC, Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Daniel Park, Vice President of DBX Advisors LLC, Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Eugene Bidchenco, CFA, CESGA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
Taylor Smith, CFA, CESGA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
The following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
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Head and Chief Investment Officer of Liquid Real Assets for DWS.
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BS in Business Administration, University of Southern California.
Patrick Dwyer, Vice President of DBX Advisors LLC, Director and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.
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Lead Equity Portfolio Manager, US Passive Equities: New York.
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BS in Finance, Rutgers University.
Shlomo Bassous, Vice President of DBX Advisors LLC, Director and Senior Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
November 4, 2025
PROSTKR25-42

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Joined DWS in 2017 with 12 years of industry experience. Prior to joining DWS, he served as Portfolio Manager at Northern Trust Asset Management where he managed equity portfolios across a variety of global benchmarks. While at Northern Trust, he spent several years in Chicago, London and Hong Kong where he managed portfolios on behalf of institutional clients in North America, Europe, the Middle East and Asia. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.
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Portfolio Manager for Equities, Passive Asset Management: New York.
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BS in Finance, Sy Syms School of Business, Yeshiva University.
Ashif Shaikh, Vice President of DBX Advisors LLC, Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2008 with six years of industry experience. Prior to joining DWS, Mr. Shaikh served in operations and technology roles at UBS and Prudential Financial.
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Portfolio Engineer, Xtrackers: New York.
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BS in Management Information Systems, New Jersey Institute of Technology; MBA, Rutgers University.
Daniel Park, Vice President of DBX Advisors LLC, Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2014. Prior to managing the fund, he served as a Portfolio Manager on DWS’s Multi-Asset Solutions team.
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Portfolio Engineer, Xtrackers: New York.
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BA in Economics, University of Bonn; MSc in International Business, Maastricht University.
Eugene Bidchenco, CFA, CESGA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined DWS in 2004 with 3 years of industry experience. Prior to joining, he served as a Senior Analyst at Ernst & Young.
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Portfolio Manager and Analyst for Commodities and Natural Resource Equities: Chicago.
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MBA in Finance and Global Management, Fairleigh Dickinson University.
Taylor Smith, CFA, CESGA, Vice President and Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined DWS in 2017 with one year of industry experience. Prior to joining, he provided commodities coverage as a research analyst at COFCO International. Previously, he was a Graduate Research Assistant at the Free Market Institute.
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Co-Head of Commodities & Natural Resources Equities: Chicago.
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BA in Economics, Loyola University; MS in Applied Economics, Texas Tech University.
Please Retain This Supplement for Future Reference
November 4, 2025
PROSTKR25-42